Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	$ 1,382	$ 991
Tax benefit not recognized	264	191
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	330	$ 323
Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	23
No expiry date
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	$ 241